SHARE-BASED PAYMENTS (Details) $ in Millions				12 Months Ended
	Sep. 18, 2024 USD ($) shares	Jun. 24, 2024 USD ($) shares installment	Jul. 01, 2023 USD ($) shares installment	Dec. 31, 2024 USD ($) shares Option	Dec. 31, 2023 USD ($) Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum Amount Of Options Company Allowed To Allocate				2,717,305,440
Maximum Amount Of ADS Company Allowed To Allocate				271,730
Number of RSUs granted				57,080	7,500
Number of options cancelled | Option				1,275	1,365
Each option exercisable into number of ordinary shares, ratio | Option				2,525	3,455
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted		41,760	7,500
Fair value on date of grant | $		$ 0.4	$ 0.2
Number of equal quarterly vesting installments | installment		8	12
Vesting period		2 years	3 years
Stock Options and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options forfeited				2,584	2,720
Shares forfeited, reversed expenses | $				$ 0.3	$ 1.6
Directors And Chief Executive Officer. [member] | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted	15,320
Fair value on date of grant | $	$ 0.1